Organization and Background	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Organization and Background

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”).  Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools.  In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock.   On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for $0.10.  As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree.   After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business.  After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses.  The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

Pursuant to the Recapitalization Agreement, Sillerman, together with other investors approved by Sillerman, invested in the Company by acquiring 120,000,000 newly issued shares of common stock of the Company in a private placement transaction at a price of $0.03 per share (on a post-split basis as described below), as a result of which Sillerman and the other investors acquired approximately 99% of the outstanding shares of common stock, with Sillerman (together with Robert F.X. Sillerman personally) directly or indirectly beneficially owning more than a majority of the outstanding shares of common stock. Upon consummation, the proceeds of the private placement of $3,600 ($220 in cash and $3,380 in five-year promissory notes with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement, which was 4.15% per annum) were received.

On February 16, 2011, immediately after the Recapitalization was consummated, the Company issued 13,232,597 shares of common stock to an institutional investor (for $10,000) at a price of approximately $0.76 per share, and 940,000 shares of common stock to an accredited investor ($500) at a price of approximately $0.53 per share. The shares of common stock issued in such placements were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act.  Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.

On February 16, 2011, the Company issued a five year warrant for 100,000 shares with an exercise price of $0.80 per share to Berenson Investments LLC.  Berenson & Company, LLC, an affiliate of Berenson Investments LLC, was the financial advisor to Sillerman in connection with the Recapitalization.  On May 9, 2011, Berenson Investments LLC exercised the warrant and paid $80 for 100,000 shares of the Company’s common stock.

As part of the Recapitalization, the Company also issued 250,000 shares to J. Howard, Inc., an entity affiliated with Jack L. Howard, a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt of $171 owed to J. Howard, Inc. The fair market value of the shares at issuance was $0.03 per share.  The remaining debt of $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount.  In addition, J. Howard, Inc. was paid $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share.  All share and per share amounts have been restated to reflect the Reverse Split.

The newly recapitalized company changed its name to Function (X) Inc. effective as of the date of the Recapitalization and changed its name to Function(x) Inc. on June 22, 2011.  It now conducts its business under the name Function(x) Inc., with the ticker symbol FNCX.  We have two wholly-owned subsidiaries, Project Oda, Inc. and Viggle Inc, each a Delaware corporation.

The Company’s loyalty program will be delivered to consumers in the form of a free application, or app, that works on multiple device types, including mobile phones, tablets and laptops.  The user experience is simple.  The consumer downloads the app, creates an account and while watching TV, taps the check in button.  Using the device’s microphone, the application collects an audio sample of what the user is watching on television and uses proprietary technology to convert that sample into a digital fingerprint. Within seconds, that digital fingerprint is matched against a database of reference fingerprints that are collected from over 100 English and Spanish television channels within the United States.  The Company is able to verify TV check-ins across broadcast, cable, online, satellite, time-shifted and on-demand content. The ability to verify check-ins is critical because users are rewarded points for each check in. Users can redeem the points within the app’s rewards catalogue for items that have a monetary value such as movie tickets, music and gift cards.

In addition to television show check-in points, users can earn additional points by engaging with brand or network sponsored games, videos, polls or quizzes related to the show that they are watching and by inviting friends or sharing their activities via social media. In addition to rewards, there will also be sweepstakes opportunities and instant win games for higher value prizes or unique experiences. The Company’s product will be limited to participants who are 13 years of age or older.

The Company intends to complete a first version of the application in the fourth calendar quarter of 2011. If the app is approved by Apple the Company’s  intention is to make the app available to the public in the Apple iTunes App Store at the beginning of the first calendar quarter of 2012. If approved, the app will work on Apple iOS devices such as the iPhone, iPad and iPod Touch.

The iOS release will be followed by a version of the application for use on Android smart phones and tablets which the Company anticipates to be within the first calendar quarter of 2012. The Company will consider adding versions for other mainstream mobile operating systems such as Windows Phone and Blackberry based on demand and other business factors. Distribution of the product will occur via regular online marketplaces for content and applications used by such mobile operating systems, and will include iTunes for iOS devices or the Android marketplace for devices using the Android operating system.

The back-end technology for the application has been designed to accommodate the significant numbers of simultaneous check-ins required to support  primetime television audiences. The Company’s plan is to expand its capacity to support simultaneous check-ins around major television events such as the Super Bowl. In addition to its own dedicated co-location facilities on the east and west coasts, the Company is using third-party cloud computing services from Amazon Web Services to help it scale its technical capacity as efficiently as possible.

While most people watch television, the Company is targeting male and female consumers between the ages of 18-49.  This target audience was selected due to the amount of television they consume on a weekly basis as well as the likelihood that they will have smartphones and other wireless devices such as tablets and laptops with them while viewing television. To build its user base, the Company will target this audience using traditional media techniques such as direct response, banner, and mobile advertising, public relations, search engine optimization and search engine marketing across online, broadcast and print media outlets.

When a user signs up for and downloads the Company’s app, the Company will collect the user’s email, zip code and television provider. The email enables the Company to verify the user and reduces the chance of fraud. The zip code allows the Company to present a relevant list of cable and satellite providers to the user to deliver the correct channel listing data. Knowing the television provider in turn helps the Company to increase the rate of success for television show matching. The Company encourages the user to provide additional information such as their birthday and physical mailing address.  The user’s birthday information helps the Company verify that a user is at least 13 years. The physical mailing address is required for the delivery of physical goods selected by the user in the application rewards catalogue.  This information also helps the Company better target relevant advertising to the user. The Company  manages this information in adherence with standard privacy policies and regulations.

Operations

The Company is creating a product that encourages consumer participation and active engagement through incentives and brand- and network-sponsored content.  The Company intends to market its product through various channels, including online advertising, broad-based media (such as television and radio), as well as various strategic partnerships.  The Company intends to utilize co-location facilities and the services of third-party cloud computing providers, more specifically, Amazon Web Services, to help it efficiently manage and operate certain aspects of its platform.

Like many applications, the Company’s initial product integrates into users’ existing social media networks, making it possible for users to share their activity with friends, family and followers. The social media experience within the Company’s product is important, and will be complementary to the core value proposition of generating revenue through advertising sales.

Revenue

The Company plans to generate revenue from advertising sales. Because the application is not yet available to the public, the Company has not yet generated any revenues. Advertising will be sold primarily to brand marketers and television networks by the Company’s dedicated sales team. The Company’s  focus is on brand marketers that are most relevant to its target demographic of consumers between the ages of 18-49, and are active in television, digital and retail marketing. The Company’s sales team is also briefing large advertising and media agencies on its capabilities so that they might recommend integration of the Company’s application into their client proposals.  Regarding television marketers, the Company is focusing on TV networks and producers based on their relevance to our target audience, their reach and popularity. The Company is prioritizing networks and shows that it knows to be actively engaged in digital extensions, such as Social TV or second screen technology.  Additionally, the Company expects to gain revenue from the sale of television show related merchandise such as show music, DVDs and apparel, all of which is featured within the application and sold through online retail partners such as iTunes and Amazon.

Initially, the Company anticipates revenues to be generated substantially in the United States.

Seasonality

The Company expects its business to be affected by regular retail seasonality and by the normal rhythm of TV industry programming. Retail seasonality will impact how much brand marketers will spend to market their products and services at different points throughout the year. TV industry seasonality will impact the Compnay’s business because the amount network marketers will spend to promote certain TV programming will change during series premieres, summer time, ratings weeks or around major TV events such as the Super Bowl, Oscars, or Grammys. The Company believes revenues will be slowest during the summer, or the third calendar quarter. Variable expenses associated with marketing, future product releases, consumer incentives and advertising services will fluctuate in relation to revenue, but not necessarily by the same percentage.

Recent Asset Purchase

On September 29, 2011 in furtherance of its business plan, the Company, through its wholly-owned subsidiary, Project Oda, Inc., purchased certain assets of Mobile Messaging Solutions, Inc.’s Watchpoints business.  The consideration for such transaction consisted of $2,500 in cash and 200,000 shares of the Company’s common stock with a fair value of $8.00 per share on the date of the transaction.  The Watchpoints business is involved in developing, selling, maintaining and improving an interactive broadcast television application utilizing audio recognition technology.  The assets purchased, and the related value allocated to each, include intellectual property ($4,209) and certain computer-related equipment ($11).  The intellectual property included patent filings for audio verification technology and the provision of value-added programming/services based on such verification and trademarks for the “Watchpoints” name.  The value allocated to the intellectual property will be amortized over the expected useful life of the Company’s software product.  The Company also paid Kai Buehler, the CEO of Watchpoints, a $300 finder’s fee, which was expensed in the current quarter, and appointed him as a full-time Senior Vice President of the Company.

2.  Organization and Background

Formation and Former Business

The Company was incorporated in Delaware in July 1994 and had no operating business or full-time employees from December 1996 to 2000, when it acquired all of the outstanding Common Stock of Oaktree Systems, Inc. (“Oaktree”).  Through Oaktree, the Company provided cost effective marketing solutions to organizations needing sophisticated information management tools.  In December 2007, Marketing Data, Inc. acquired an 80% interest in Oaktree for $1 and the Company’s ownership interest in Oaktree was reduced to 20% of Oaktree’s outstanding Common Stock.   On October 24, 2010, Oaktree repurchased the Company’s remaining 20% interest in Oaktree for $0.10.  As a result, Marketing Data, Inc. owned 100% of the outstanding Common Stock of Oaktree.   After the disposition of the Company’s interest in Oaktree and prior to the Recapitalization, the Company was not active and had no operating business.  After the disposition of the Oaktree interest, the Company began to explore the redeployment of its existing assets by identifying and merging with or investing in one or more operating businesses.  The Board of Directors approved the Recapitalization effecting such change.

The Recapitalization

As previously disclosed, on February 7, 2011, Function(x) Inc. (formerly Gateway Industries, Inc., the “Company”) entered into the Agreement and Plan of Recapitalization (the “Recapitalization Agreement”) by and among the Company, Sillerman Investment Company LLC, a Delaware limited liability company (“Sillerman”), and EMH Howard LLC, a New York limited liability company (“EMH Howard”).

Pursuant to the Recapitalization Agreement, Sillerman, together with other investors approved by Sillerman, invested in the Company by acquiring 120,000,000 newly issued shares of common stock of the Company in a private placement transaction at a price of $0.03 per share (on a post-split basis as described below), as a result of which Sillerman and the other investors acquired approximately 99% of the outstanding shares of common stock, with Sillerman (together with Robert F.X. Sillerman personally) directly or indirectly beneficially owning more than a majority of the outstanding shares of common stock. Upon consummation, the proceeds of the private placement of $3,600 ($220 in cash and $3,380 in five-year promissory notes with interest accruing at the annual rate equal to the long-term Applicable Federal Rate in effect as of the date of the Recapitalization Agreement, which was 4.15% per annum) were received.

On February 16, 2011, immediately after the Recapitalization was consummated, the Company issued 13,232,597 shares of common stock to an institutional investor (for $10,000) at a price of approximately $0.76 per share, and 940,000 shares of common stock to an accredited investor ($500) at a price of approximately $0.53 per share. The shares of common stock issued in such placements were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act.  Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.

On February 16, 2011, the Company issued a five year warrant for 100,000 shares with an exercise price of $0.80 per share to Berenson Investments LLC.  Berenson & Company, LLC, an affiliate of Berenson Investments LLC, was the financial advisor to Sillerman in connection with the Recapitalization.  On May 9, 2011, Berenson Investments LLC exercised the warrant and paid $80 for 100,000 shares of the Company’s common stock.

As part of the Recapitalization, the Company also issued 250,000 shares to J. Howard, Inc., an entity affiliated with Jack L. Howard, a director and officer of the Company prior to the Recapitalization, and its designees (which included former directors of the Company) in connection with partially extinguishing outstanding debt of $171 owed to J. Howard, Inc. The fair market value of the shares at issuance was $0.03 per share.  The remaining debt of $163 was satisfied on February 15, 2011 by payment to J. Howard, Inc. in such amount.  In addition, J. Howard, Inc. was paid $37 to be used for payment of expenses incurred in connection with the Recapitalization on behalf of the Company.

As part of the Recapitalization, the Company effectuated a 1 for 10 reverse split of its issued and outstanding common stock (the “Reverse Split”). The Reverse Split became effective on February 16, 2011. Under the terms of the Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-tenth of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share.  All share and per share amounts have been restated to reflect the Reverse Split.

The newly recapitalized company changed its name to Function (X) Inc. effective as of the date of the Recapitalization and changed its name to Function(x) Inc. on June 22, 2011.  It now conducts its business under the name Function(x) Inc., with the ticker symbol FNCX.  The Company has two wholly-owned subsidiaries, Project Oda, Inc. and Viggle Inc, each a Delaware corporation.

The Company’s loyalty program will be delivered to consumers in the form of a free application, or app, that works on multiple device types, including mobile phones, tablets and laptops.  The user experience is simple.  The consumer downloads the app, creates an account and while watching TV, taps the check in button.  Using the device’s microphone, the application collects an audio sample of what the user is watching on television and uses proprietary technology to convert that sample into a digital fingerprint. Within seconds, that digital fingerprint is matched against a database of reference fingerprints that are collected from over 100 English and Spanish television channels within the United States.  The Company is able to verify TV check-ins across broadcast, cable, online, satellite, time-shifted and on-demand content. The ability to verify check-ins is critical because users are rewarded points for each check in. Users can redeem the points within the app’s rewards catalogue for items that have a monetary value such as movie tickets, music and gift cards.

In addition to television show check-in points, users can earn additional points by engaging with brand or network sponsored games, videos, polls or quizzes related to the show that they are watching and by inviting friends or sharing their activities via social media. In addition to rewards, there will also be sweepstakes opportunities and instant win games for higher value prizes or unique experiences. The Company’s product will be limited to participants who are 13 years of age or older.

The Company intends to complete a first version of the application in the fourth calendar quarter of 2011. If the app is approved by Apple the Company’s  intention is to make the app available to the public in the Apple iTunes App Store at the beginning of the first calendar quarter of 2012. If approved, the app will work on Apple iOS devices such as the iPhone, iPad and iPod Touch.

The iOS release will be followed by a version of the application for use on Android smart phones and tablets, which the Company anticipates to be within the first calendar quarter of 2012. The Company will consider adding versions for other mainstream mobile operating systems such as Windows Phone and Blackberry based on demand and other business factors. Distribution of the product will occur via regular online marketplaces for content and applications used by such mobile operating systems, and will include iTunes for iOS devices or the Android marketplace for devices using the Android operating system.

The back-end technology for the application has been designed to accommodate the significant numbers of simultaneous check-ins required to support  primetime television audiences. The Company’s plan is to expand its capacity to support simultaneous check-ins around major television events such as the Super Bowl. In addition to its own dedicated co-location facilities on the east and west coasts, the Company is using third-party cloud computing services from Amazon Web Services to help it scale its technical capacity as efficiently as possible.

While most people watch television, the Company is targeting male and female consumers between the ages of 18-49.  This target audience was selected due to the amount of television they consume on a weekly basis as well as the likelihood that they will have smartphones and other wireless devices such as tablets and laptops with them while viewing television. To build its user base, the Company will target this audience using traditional media techniques such as direct response, banner, and mobile advertising, public relations, search engine optimization and search engine marketing across online, broadcast and print media outlets.

When a user signs up for and downloads the Company’s app, the Company will collect the user’s email, zip code and television provider. The email enables the Company to verify the user and reduces the chance of fraud. The zip code allows the Company to present a relevant list of cable and satellite providers to the user to deliver the correct channel listing data. Knowing the television provider in turn helps the Company to increase the rate of success for television show matching. The Company encourages the user to provide additional information such as their birthday and physical mailing address.  The user’s birthday information helps the Company verify that a user is at least 13 years. The physical mailing address is required for the delivery of physical goods selected by the user in the application rewards catalogue.  This information also helps the Company better target relevant advertising to the user. The Company  manages this information in adherence with standard privacy policies and regulations.

Operations

The Company is creating a product that encourages consumer participation and active engagement through incentives and brand- and network-sponsored content.  The Company intends to market its product through various channels, including online advertising, broad-based media (such as television and radio), as well as various strategic partnerships.  The Company intends to utilize co-location facilities and the services of third-party cloud computing providers, more specifically, Amazon Web Services, to help it efficiently manage and operate certain aspects of its platform.

Like many applications, the Company’s initial product integrates into users’ existing social media networks, making it possible for users to share their activity with friends, family and followers. The social media experience within the Company’s product is important, and will be complementary to the core value proposition of generating revenue through advertising sales.

Revenue

The Company plans to generate revenue from advertising sales. Because the application is not yet available to the public, the Company has not yet generated any revenues. Advertising will be sold primarily to brand marketers and television networks by the Company’s dedicated sales team. The Company’s  focus is on brand marketers that are most relevant to its target demographic of consumers between the ages of 18-49, and are active in television, digital and retail marketing. The Company’s sales team is also briefing large advertising and media agencies on its capabilities so that they might recommend integration of the Company’s application into their client proposals.  Regarding television marketers, the Company is focusing on TV networks and producers based on their relevance to our target audience, their reach and popularity. The Company is prioritizing networks and shows that it knows to be actively engaged in digital extensions, such as Social TV or second screen technology.  Additionally, the Company expects to gain revenue from the sale of television show related merchandise such as show music, DVDs and apparel, all of which is featured within the application and sold through online retail partners such as iTunes and Amazon.

Initially, the Company anticipates revenues to be generated substantially in the United States.

Seasonality

The Company expects its business to be affected by regular retail seasonality and by the normal rhythm of TV industry programming. Retail seasonality will impact how much brand marketers will spend to market their products and services at different points throughout the year. TV industry seasonality will impact the Compnay’s business because the amount network marketers will spend to promote certain TV programming will change during series premieres, summer time, ratings weeks or around major TV events such as the Super Bowl, Oscars, or Grammys. The Company believes revenues will be slowest during the summer, or the third calendar quarter. Variable expenses associated with marketing, future product releases, consumer incentives and advertising services will fluctuate in relation to revenue, but not necessarily by the same percentage.